Intangible Assets, Net (Details Textual) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Jun. 30, 2013 Maximum [Member] Acquired Technology [Member]	Jun. 30, 2013 Minimum [Member] Acquired Technology [Member]	Jun. 30, 2013 Land Use Rights [Member] USD ($)	Jun. 30, 2013 Land Use Rights [Member] CNY	Jun. 30, 2013 Land Use Rights [Member] Maximum [Member]
Amortization of intangible assets	14.1	$ 2.6	17.3	26.4	25.0
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life						15 years	5 years			19 years
Provision For Impairment Loss On Assets								$ 51.7	317.2